SHAREHOLDERS' EQUITY (Schedule of Number of options and Exercise price) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	485,625	625,000	675,000	720,000
Exercise price	$ 9.43	$ 7.31	$ 7.17	$ 6.8
2012 Plan [Member] | March 22, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	50,000
Exercise price	$ 6.59
2012 Plan [Member] | May, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	70,000
2012 Plan [Member] | May, 2022 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.42
2012 Plan [Member] | May, 2022 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.56
2012 Plan [Member] | March 29, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	35,000
Exercise price	$ 6.07
2022 Plan [Member] | December 1, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	50,000
Exercise price	$ 6.42
2022 Plan [Member] | January 9, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	50,000
Exercise price	$ 6.31
2022 Plan [Member] | February 10, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	35,000
Exercise price	$ 6.31
2022 Plan [Member] | May 30, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	30,000
Exercise price	$ 6.45
2022 Plan [Member] | August 28, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	40,000
Exercise price	$ 8
2022 Plan [Member] | March 6, 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	175,000
Exercise price	$ 14.16